Share capital - Shares authorised and issued (Details)	6 Months Ended
Jun. 30, 2023 shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)	122,963,545
Exercise of share-based payment awards (in shares)	1,281,990
Number of shares issued, ending balance (in shares)	124,245,535
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning balance (in shares)	122,963,545
Exercise of share-based payment awards (in shares)	1,281,990
Number of shares issued, ending balance (in shares)	124,245,535